Promissory note and Other Loans (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 16, 2022	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2017
Promissory note and Other Loans
Short term loan principal amount			$ 218	$ 364
Vendor Take Back payment		$ 2,400,000
Vendor Take Back		3,500,000
Vendor Take Back Long term		3,457
Vendor Take Back Short term		$ 673
Interest on loan per annum				1.80%
Interest Description	The secured VTB has a two-year term starting on July 1, 2022 and expiring on June 30, 2024, and carries interest at 2% per annum		The loans had interest at 2% per month and carried a commitment fee of 5%